SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
Schedule of information relating to Segments

	Years ended December 31,
	2023	2024	2025

Net revenue from external customers:
– Service revenue	9,780,200	10,287,484	11,428,077
– Equipment sales	564	180	4,197
	9,780,764	10,287,664	11,432,274
Net revenue from discontinued operations:
– Service revenue	1,684	34,404	—
Net revenue	9,782,448	10,322,068	11,432,274
Cost of revenue	(7,831,222)	(8,099,439)	(8,846,859)
Operating expenses (Note i)	(4,158,447)	(1,070,636)	(2,641,165)
Gain on deconsolidation of subsidiaries	—	—	2,364,104
Other segment items (Note ii)	(1,734,373)	(1,766,852)	(1,595,203)
Income tax benefits (expenses)	15,577	(156,053)	(469,717)
Share of results of equity method investees	—	—	715,928
Net (loss) income from continuing operations	(3,926,017)	(770,912)	959,362
Note i:	Operating expenses include selling and marketing expenses, general and administrative expenses, research and development expenses and impairment losses of long-lived assets.
Note ii:	Other segment items include interest income, interest expenses, foreign currency exchange (loss) gain, net, government grants and others, net.

	Years ended December 31,
	2023	2024	2025

Net revenue	9,782,448	10,322,068	11,432,274
Adjusted cost of revenue (Note iii)	(4,694,818)	(5,007,894)	(5,516,904)
Adjusted operating expenses (Note iv)	(466,754)	(509,934)	(551,562)
Adjusted other segment items (Note v)	112,128	72,196	39,654
Adjusted EBITDA	4,733,004	4,876,436	5,403,462
Depreciation and amortization	(3,368,474)	(3,243,004)	(3,459,294)
Impairment losses of long-lived assets	(3,013,416)	—	(1,561,235)
Interest income	94,008	89,780	154,041
Interest expenses	(1,936,537)	(1,924,631)	(1,788,898)
Gain on deconsolidation of subsidiaries	—	—	2,364,104
Share of results of equity method investees	—	—	715,928
Other adjustments (Note vi)	(434,602)	(569,493)	(868,746)
Net (loss) income from continuing operations	(3,926,017)	(770,912)	959,362
Other information:
Gain (loss) from equity method investment	110	(347)	715,928
Note iii:

Adjusted cost of revenue represents cost of revenue, excluding depreciation and amortization, operating lease cost relating to prepaid land use rights, accretion expenses for asset retirement costs and share-based compensation expenses herein.

Note iv:

Adjusted operating expenses represent the total amount of selling and marketing expenses, general and administrative expenses and research and development expenses, excluding depreciation and amortization, operating lease cost relating to prepaid land use rights, and share-based compensation expenses herein.

Note v:

Adjusted other segment items represent the total amount of foreign currency exchange (loss) gain, net, government grants and others, net, excluding certain costs do not constitute cash operating expenses herein.

Note vi:	Other adjustments include operating lease cost relating to prepaid land use rights, accretion expenses for asset retirement costs, share-based compensation expenses and income tax expenses (benefits).

	As of December 31,
	2024	2025

Investment in equity method investees	7,538,215	10,045,008
Total assets	73,648,628	79,998,498

	Years ended December 31,
	2023	2024	2025

Payments for purchase of property and equipment and land use rights	3,193,971	3,169,287	4,691,137

Schedule of long-lived assets

	As of December 31,
	2024	2025

PRC	45,108,954	42,439,019
Hong Kong SAR	786,390	730,931
Others	5,085	4,958

Total	45,900,429	43,174,908